Fair Value Measurements - Assets on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 22, 2021	Dec. 31, 2020
Short-term investments:
Short-term investments	$ 264,931		$ 0
Other assets:
Convertible notes receivable	529,697
Financial Liabilities:
Warrants liability	38,974		64,127
Contingent earn-out liability		$ 231,600
Public warrants liability
Financial Liabilities:
Warrants liability	23,329		38,984
Private warrants liability
Financial Liabilities:
Warrants liability	15,645		25,143
Non-U.S. government and agency securities
Other assets:
Convertible notes receivable	24,317
Corporate debt securities
Other assets:
Convertible notes receivable	171,321
Commercial paper
Other assets:
Convertible notes receivable	147,877
U.S. government and agency securities
Other assets:
Convertible notes receivable	185,075
Fair Value, Recurring
Cash equivalents:
Cash equivalents, fair value	44,142		43,116
Short-term investments:
Short-term investments	264,931
Long-term investments:
Long-term investments	263,659
Other assets:
Convertible notes receivable	1,107
Total assets measured at fair value	573,839		43,116
Financial Liabilities:
Contingent earn-out liability	377,576
Total liabilities measured at fair value	416,550
Fair Value, Recurring | Public warrants liability
Financial Liabilities:
Warrants liability	15,645
Fair Value, Recurring | Private warrants liability
Financial Liabilities:
Warrants liability	23,329
Fair Value, Recurring | Non-U.S. government and agency securities
Short-term investments:
Short-term investments	24,317
Fair Value, Recurring | Corporate debt securities
Short-term investments:
Short-term investments	92,737
Long-term investments:
Long-term investments	78,584
Fair Value, Recurring | Commercial paper
Short-term investments:
Short-term investments	147,877
Fair Value, Recurring | U.S. government and agency securities
Long-term investments:
Long-term investments	185,075
Fair Value, Recurring | Convertible notes receivable
Other assets:
Convertible notes receivable	1,107
Fair Value, Recurring | Money market funds
Cash equivalents:
Cash equivalents, fair value	44,142		43,116
Level 1 | Fair Value, Recurring
Cash equivalents:
Cash equivalents, fair value	44,142		43,116
Short-term investments:
Short-term investments	0
Long-term investments:
Long-term investments	185,075
Other assets:
Convertible notes receivable	0
Total assets measured at fair value	229,217		43,116
Financial Liabilities:
Contingent earn-out liability	0
Total liabilities measured at fair value	15,645
Level 1 | Fair Value, Recurring | Public warrants liability
Financial Liabilities:
Warrants liability	15,645
Level 1 | Fair Value, Recurring | Private warrants liability
Financial Liabilities:
Warrants liability	0
Level 1 | Fair Value, Recurring | Non-U.S. government and agency securities
Short-term investments:
Short-term investments	0
Level 1 | Fair Value, Recurring | Corporate debt securities
Short-term investments:
Short-term investments	0
Long-term investments:
Long-term investments	0
Level 1 | Fair Value, Recurring | Commercial paper
Short-term investments:
Short-term investments	0
Level 1 | Fair Value, Recurring | U.S. government and agency securities
Long-term investments:
Long-term investments	185,075
Level 1 | Fair Value, Recurring | Convertible notes receivable
Other assets:
Convertible notes receivable	0
Level 1 | Fair Value, Recurring | Money market funds
Cash equivalents:
Cash equivalents, fair value	44,142		43,116
Level 2 | Fair Value, Recurring
Cash equivalents:
Cash equivalents, fair value	0		0
Short-term investments:
Short-term investments	264,931
Long-term investments:
Long-term investments	78,584
Other assets:
Convertible notes receivable	0
Total assets measured at fair value	343,515		0
Financial Liabilities:
Contingent earn-out liability
Total liabilities measured at fair value	23,329
Level 2 | Fair Value, Recurring | Public warrants liability
Financial Liabilities:
Warrants liability	0
Level 2 | Fair Value, Recurring | Private warrants liability
Financial Liabilities:
Warrants liability	23,329
Level 2 | Fair Value, Recurring | Non-U.S. government and agency securities
Short-term investments:
Short-term investments	24,317
Level 2 | Fair Value, Recurring | Corporate debt securities
Short-term investments:
Short-term investments	92,737
Long-term investments:
Long-term investments	78,584
Level 2 | Fair Value, Recurring | Commercial paper
Short-term investments:
Short-term investments	147,877
Level 2 | Fair Value, Recurring | U.S. government and agency securities
Long-term investments:
Long-term investments	0
Level 2 | Fair Value, Recurring | Convertible notes receivable
Other assets:
Convertible notes receivable	0
Level 2 | Fair Value, Recurring | Money market funds
Cash equivalents:
Cash equivalents, fair value	0		0
Level 3 | Fair Value, Recurring
Cash equivalents:
Cash equivalents, fair value	0		0
Short-term investments:
Short-term investments	0
Long-term investments:
Long-term investments	0
Other assets:
Convertible notes receivable	1,107
Total assets measured at fair value	1,107		0
Financial Liabilities:
Contingent earn-out liability	377,576
Total liabilities measured at fair value	377,576
Level 3 | Fair Value, Recurring | Public warrants liability
Financial Liabilities:
Warrants liability	0
Level 3 | Fair Value, Recurring | Private warrants liability
Financial Liabilities:
Warrants liability	0
Level 3 | Fair Value, Recurring | Non-U.S. government and agency securities
Short-term investments:
Short-term investments	0
Level 3 | Fair Value, Recurring | Corporate debt securities
Short-term investments:
Short-term investments	0
Long-term investments:
Long-term investments	0
Level 3 | Fair Value, Recurring | Commercial paper
Short-term investments:
Short-term investments	0
Level 3 | Fair Value, Recurring | U.S. government and agency securities
Long-term investments:
Long-term investments	0
Level 3 | Fair Value, Recurring | Convertible notes receivable
Other assets:
Convertible notes receivable	1,107
Level 3 | Fair Value, Recurring | Money market funds
Cash equivalents:
Cash equivalents, fair value	$ 0		$ 0